UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
July 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Automobiles & Components - 1.2%
Dana	291,965		6,233,453
Delphi Technologies	178,442		8,060,225
Gentex	550,377		12,768,746
Thor Industries	98,728		9,364,351
Visteon	57,990	[a]	6,789,469
			43,216,244
Banks - 8.4%
Associated Banc-Corp	340,531		9,194,337
BancorpSouth Bank	168,108	[b]	5,530,753
Bank of Hawaii	84,931	[b]	6,836,096
Bank OZK	244,017		9,980,295
Cathay General Bancorp	152,355		6,336,444
Chemical Financial	143,414	[b]	8,145,915
Commerce Bancshares	188,513		12,592,668
Cullen/Frost Bankers	116,654		12,889,100
East West Bancorp	291,162		18,849,828
First Horizon National	657,464	[b]	11,762,031
FNB	650,890	[b]	8,350,919
Fulton Financial	353,830		6,138,951
Hancock Holding	171,420		8,613,855
Home BancShares	318,608	[b]	7,388,520
International Bancshares	109,261		4,856,651
LendingTree	15,810	[a,b]	3,775,428
MB Financial	168,955		8,185,870
New York Community Bancorp	985,422		10,612,995
PacWest Bancorp	252,568		12,683,965
Pinnacle Financial Partners	148,688	[b]	9,293,000
Prosperity Bancshares	140,389		9,848,288
Signature Bank	107,879		11,835,405
Sterling Bancorp	453,006		10,056,733
Synovus Financial	238,416		11,782,519
TCF Financial	339,483		8,524,418
Texas Capital Bancshares	99,841	[a]	9,065,563
Trustmark	135,001	[b]	4,750,685
UMB Financial	88,436		6,357,664
Umpqua Holdings	440,614		9,385,078
United Bankshares	209,932	[b]	7,756,987
Valley National Bancorp	534,079	[b]	6,222,020
Washington Federal	170,952		5,735,440

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Banks - 8.4% (continued)
Webster Financial	185,072	[b]	11,942,696
Wintrust Financial	113,092		9,921,561
			305,202,678
Capital Goods - 10.4%
Acuity Brands	82,477	[b]	11,466,777
AECOM	322,054	[a]	10,808,132
AGCO	131,872		8,310,573
Carlisle Companies	123,692		15,194,325
Crane	101,999		9,238,049
Curtiss-Wright	88,836		11,817,853
Donaldson	260,985	[b]	12,448,984
Dycom Industries	62,936	[a,b]	5,611,374
EMCOR Group	117,450		9,037,778
EnerSys	84,036		6,896,835
Esterline Technologies	53,193	[a]	4,537,363
GATX	75,925	[b]	6,251,665
Graco	337,194		15,558,131
Granite Construction	90,767		4,896,880
Hubbell	110,233		13,586,217
IDEX	154,160		23,675,893
ITT	175,778		9,961,339
KBR	282,318		5,640,714
Kennametal	162,845	[b]	6,344,441
KLX	101,913	[a]	7,444,745
Lennox International	74,817	[b]	16,241,274
Lincoln Electric Holdings	123,987		11,647,339
MSC Industrial Direct, Cl. A	92,135		7,797,385
Nordson	102,719	[b]	13,775,645
NOW	217,143	[a,b]	3,246,288
nVent Electric	329,940		9,040,356
Oshkosh	150,042		11,290,660
Regal Beloit	88,393		7,597,378
Teledyne Technologies	71,862	[a]	15,767,960
Terex	144,570		6,378,428
Timken	137,651		6,779,312
Toro	215,031	[b]	12,942,716
Trinity Industries	301,417		11,483,988
Valmont Industries	45,344		6,332,290
Wabtec	172,204	[b]	18,997,545
Watsco	64,386	[b]	11,107,229
Woodward	111,213		9,254,034
			378,407,895
Commercial & Professional Services - 2.1%
Clean Harbors	103,016	[a]	5,864,701

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Commercial & Professional Services - 2.1% (continued)
Deluxe	96,551	[b]	5,689,750
Dun & Bradstreet	74,530		9,382,582
Healthcare Services Group	147,097	[b]	5,922,125
Herman Miller	119,667		4,529,396
HNI	86,976		3,763,452
ManpowerGroup	132,316		12,339,790
MSA Safety	67,976		6,857,419
Pitney Bowes	372,992		3,256,220
Rollins	192,963	[b]	10,601,387
The Brink's Company	102,023		8,146,537
			76,353,359
Consumer Durables & Apparel - 2.7%
Brunswick	175,061		11,256,422
Carter's	94,033	[b]	9,857,479
Deckers Outdoor	62,990	[a]	7,107,162
Helen of Troy	53,842	[a,b]	6,167,601
KB Home	169,640		4,028,950
NVR	6,792	[a]	18,742,049
Polaris Industries	118,002	[b]	12,439,771
Skechers USA, Cl. A	273,353	[a,b]	7,577,345
Tempur Sealy International	92,814	[a,b]	4,535,820
Toll Brothers	287,325		10,131,080
TRI Pointe Group	303,150	[a,b]	4,295,636
Tupperware Brands	102,118		3,748,752
			99,888,067
Consumer Services - 4.4%
Adtalem Global Education	121,006	[a]	6,600,877
Boyd Gaming	165,454		6,179,707
Brinker International	88,089		4,155,158
Cheesecake Factory	85,203	[b]	4,773,924
Churchill Downs	22,921		6,554,260
Cracker Barrel Old Country Store	48,411	[b]	7,091,969
Domino's Pizza	85,431		22,439,306
Dunkin' Brands Group	166,649	[b]	11,603,770
Graham Holdings, Cl. B	8,930		4,991,870
ILG	211,297		7,253,826
International Speedway, Cl. A	50,788		2,199,120
Jack in the Box	59,674		5,026,938
Papa John's International	49,715	[b]	2,086,041
Scientific Games	107,588	[a,b]	5,169,603
Service Corporation International	368,024		14,481,744
Six Flags Entertainment	156,236	[b]	10,147,528
Sotheby's	75,133	[a,b]	3,990,314
Texas Roadhouse	132,053	[b]	8,298,211

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Consumer Services - 4.4% (continued)
Wendy's	360,466	[b]	6,012,573
Wyndham Hotels & Resorts	200,418		11,624,244
Wyndham Worldwide	200,533		9,248,582
			159,929,565
Diversified Financials - 3.4%
Eaton Vance	238,805		12,687,710
Evercore, Cl. A	82,709		9,346,117
FactSet Research Systems	78,136	[b]	15,733,465
Federated Investors, Cl. B	191,588		4,636,430
Interactive Brokers Group, Cl. A	143,636		8,598,051
Janus Henderson Group	362,455	[b]	11,797,910
Legg Mason	171,679	[b]	5,859,404
MarketAxess Holdings	75,571	[b]	14,643,393
Navient	531,555		7,021,842
SEI Investments	263,615		15,801,083
SLM	873,736	[a]	9,864,479
Stifel Financial	144,864		7,986,352
			123,976,236
Energy - 5.1%
Apergy	155,487		6,374,967
Callon Petroleum	449,993	[a,b]	4,841,925
Chesapeake Energy	1,836,446	[a,b]	8,668,025
CNX Resources	406,824	[a]	6,623,095
Core Laboratories	88,700	[b]	9,945,044
Diamond Offshore Drilling	127,735	[a,b]	2,452,512
Dril-Quip	76,133	[a,b]	3,924,656
Energen	195,767	[a]	14,521,996
Ensco, Cl. A	870,518	[b]	6,467,949
Gulfport Energy	313,921	[a,b]	3,613,231
Matador Resources	207,891	[a,b]	6,964,349
McDermott International	355,036	[a,b]	6,394,203
Murphy Oil	326,889	[b]	10,872,328
Nabors Industries	707,630	[b]	4,231,627
Oasis Petroleum	535,534	[a,b]	6,544,225
Oceaneering International	197,973	[b]	5,416,541
Patterson-UTI Energy	444,004		7,636,869
PBF Energy, Cl. A	225,416		10,526,927
QEP Resources	481,014	[a]	4,997,735
Range Resources	454,960	[b]	7,020,033
Rowan Cos., Cl. A	229,776	[a]	3,327,156
SM Energy	206,405	[b]	5,678,202
Southwestern Energy	1,020,178	[a,b]	5,243,715
Superior Energy Services	307,892	[a,b]	3,029,657
Transocean	881,150	[a]	11,340,400

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Energy - 5.1% (continued)
World Fuel Services	137,772		3,834,195
WPX Energy	802,934	[a]	15,071,071
			185,562,633
Food & Staples Retailing - .5%
Casey's General Stores	75,421	[b]	8,249,549
Sprouts Farmers Market	247,296	[a,b]	5,314,391
United Natural Foods	100,478	[a,b]	3,235,392
			16,799,332
Food, Beverage & Tobacco - 2.2%
Boston Beer, Cl. A	17,589	[a,b]	4,836,096
Flowers Foods	371,721	[b]	7,583,108
Hain Celestial Group	207,533	[a]	5,902,239
Ingredion	145,177		14,706,430
Lamb Weston Holdings	293,865		20,649,894
Lancaster Colony	39,398		5,713,892
Post Holdings	135,130	[a,b]	11,696,853
Sanderson Farms	40,142	[b]	4,047,518
Tootsie Roll Industries	39,075	[b]	1,168,343
TreeHouse Foods	113,114	[a]	5,371,784
			81,676,157
Health Care Equipment & Services - 6.8%
Acadia Healthcare	164,911	[a,b]	6,510,686
Allscripts Healthcare Solutions	361,847	[a]	4,429,007
Avanos Medical	93,685	[a]	5,171,412
Cantel Medical	71,041		6,586,211
Chemed	32,047		10,127,813
Encompass Health	198,637		15,022,916
Globus Medical, Cl. A	147,292	[a]	7,582,592
Haemonetics	104,962	[a]	10,248,490
Hill-Rom Holdings	133,176		12,545,179
ICU Medical	30,612	[a]	8,779,522
Integra LifeSciences Holdings	141,548	[a,b]	8,822,687
LifePoint Health	79,367	[a]	5,142,982
LivaNova	87,666	[a]	9,654,657
Masimo	95,768	[a]	9,521,255
Medidata Solutions	119,475	[a,b]	8,878,187
MEDNAX	188,990	[a]	8,086,882
Molina Healthcare	95,361	[a]	9,926,126
NuVasive	102,305	[a,b]	5,938,805
Patterson	165,168	[b]	4,049,919
STERIS	170,074		19,468,371
Teleflex	91,481		24,947,784
Tenet Healthcare	164,010	[a]	6,171,696
WellCare Health Plans	89,920	[a]	24,046,406

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Health Care Equipment & Services - 6.8% (continued)
West Pharmaceutical Services	148,151	[b]	16,244,757
			247,904,342
Household & Personal Products - .6%
Edgewell Personal Care	108,479	[a,b]	5,842,679
Energizer Holdings	119,322	[b]	7,598,425
Nu Skin Enterprises, Cl. A	111,691		8,136,689
			21,577,793
Insurance - 4.6%
Alleghany	30,737		19,341,872
American Financial Group	139,364		15,704,929
Aspen Insurance Holdings	119,463		4,832,278
Brown & Brown	460,693		13,479,877
CNO Financial Group	336,204		6,841,751
First American Financial	224,067		12,547,752
Genworth Financial, Cl. A	1,013,221	[a]	4,660,817
Hanover Insurance Group	85,474		10,720,149
Kemper	122,543		9,778,931
Mercury General	72,582	[b]	3,732,892
Old Republic International	503,975		10,739,707
Primerica	88,383	[b]	10,146,368
Reinsurance Group of America	129,665		18,347,597
RenaissanceRe Holdings	80,628		10,630,802
W.R. Berkley	193,149		14,642,626
			166,148,348
Materials - 7.1%
Allegheny Technologies	253,685	[a,b]	7,052,443
AptarGroup	125,383		12,842,981
Ashland Global Holdings	125,376		10,294,623
Bemis	181,690		8,341,388
Cabot	124,366		8,220,593
Carpenter Technology	94,354		5,167,769
Chemours	359,901		16,487,065
Commercial Metals	233,429		5,214,804
Compass Minerals International	67,581	[b]	4,585,371
Domtar	126,246		6,087,582
Eagle Materials	97,131		9,649,965
Greif, Cl. A	52,617		2,864,996
Louisiana-Pacific	292,251		7,867,397
Minerals Technologies	71,278		5,388,617
NewMarket	18,379	[b]	7,525,098
Olin	336,091		9,918,045
Owens-Illinois	325,964	[a]	6,089,008
PolyOne	162,805		7,301,804
Reliance Steel & Aluminum	144,877		13,067,905

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Materials - 7.1% (continued)
Royal Gold	131,529	[b]	11,128,669
RPM International	268,730	[b]	17,298,150
Scotts Miracle-Gro	80,431	[b]	6,388,634
Sensient Technologies	85,458	[b]	5,927,367
Silgan Holdings	149,041		4,100,118
Sonoco Products	200,110		11,170,140
Steel Dynamics	474,170		22,328,665
United States Steel	355,183	[b]	12,939,317
Valvoline	403,304		9,110,637
Worthington Industries	88,901	[b]	4,162,345
			258,521,496
Media - 1.7%
AMC Networks, Cl. A	92,364	[a,b]	5,568,626
Cable One	9,465	[b]	6,851,335
Cinemark Holdings	213,715	[b]	7,676,643
John Wiley & Sons, Cl. A	90,171		5,694,299
Live Nation Entertainment	272,781	[a,b]	13,442,648
Meredith	79,161	[b]	4,207,407
New York Times, Cl. A	255,372	[b]	6,333,226
TEGNA	435,793		4,806,797
World Wrestling Entertainment, Cl. A	78,134		6,181,181
			60,762,162
Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
Akorn	190,268	[a]	3,523,763
Bio-Rad Laboratories, Cl. A	40,698	[a]	12,480,042
Bio-Techne	75,494		12,127,356
Catalent	283,802	[a]	11,834,543
Charles River Laboratories International	96,228	[a]	11,961,140
Exelixis	565,431	[a,b]	11,704,422
Mallinckrodt	175,882	[a,b]	4,124,433
PRA Health Sciences	101,682	[a,b]	10,690,845
Prestige Brands Holdings	105,409	[a,b]	3,766,264
Syneos Health	114,008	[a,b]	5,617,744
United Therapeutics	87,492	[a]	10,753,642
			98,584,194
Real Estate - 9.1%
Alexander & Baldwin	134,899	[c]	3,230,831
American Campus Communities	274,646	[c]	11,329,147
Camden Property Trust	186,429	[c]	17,261,461
CoreCivic	238,180	[c]	6,106,935
CoreSite Realty	69,088	[b,c]	7,744,765
Corporate Office Properties Trust	205,213	[c]	6,103,035
Cousins Properties	844,646	[b,c]	7,872,101
CyrusOne	198,869	[b,c]	12,313,968

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Real Estate - 9.1% (continued)
DCT Industrial Trust	189,255	[c]	12,655,482
Douglas Emmett	320,933	[c]	12,465,038
Education Realty Trust	162,109	[c]	6,704,828
EPR Properties	129,957	[b,c]	8,640,841
First Industrial Realty Trust	251,455	[c]	8,184,860
GEO Group	247,504	[c]	6,405,404
Healthcare Realty Trust	251,610	[c]	7,475,333
Highwoods Properties	207,860	[c]	10,208,005
Hospitality Properties Trust	330,336	[c]	9,338,599
JBG SMITH Properties	188,205	[c]	6,869,483
Jones Lang LaSalle	91,410		15,632,024
Kilroy Realty	198,616	[c]	14,489,037
Lamar Advertising, Cl. A	168,860	[c]	12,433,162
LaSalle Hotel Properties	223,245	[c]	7,739,904
Liberty Property Trust	296,953	[c]	12,727,406
Life Storage	93,805	[c]	9,001,528
Mack-Cali Realty	182,833	[c]	3,559,759
Medical Properties Trust	733,101	[b,c]	10,563,985
National Retail Properties	309,169	[b,c]	13,792,029
Omega Healthcare Investors	399,088	[b,c]	11,848,923
PotlatchDeltic	120,097	[c]	5,614,535
Rayonier	260,052	[c]	9,104,421
Sabra Health Care	355,934	[b,c]	7,691,734
Senior Housing Properties Trust	474,619	[c]	8,467,203
Tanger Factory Outlet Centers	190,878	[b,c]	4,552,440
Taubman Centers	121,718	[c]	7,552,602
Uniti Group	333,157	[b,c]	5,890,216
Urban Edge Properties	214,025	[c]	4,854,087
Weingarten Realty Investors	241,039	[c]	7,284,199
			333,709,310
Retailing - 2.9%
Aaron's	124,338		5,385,079
American Eagle Outfitters	336,353		8,469,369
AutoNation	119,210	[a,b]	5,785,261
Bed Bath & Beyond	286,461	[b]	5,365,415
Big Lots	86,003	[b]	3,735,110
Dick's Sporting Goods	158,239	[b]	5,402,279
Dillard's, Cl. A	40,467		3,248,286
Five Below	111,784	[a,b]	10,860,933
Murphy USA	62,171	[a,b]	4,926,430
Ollie's Bargain Outlet Holdings	100,321	[a,b]	6,972,310
Pool	81,319	[b]	12,462,137
Sally Beauty Holdings	251,337	[a,b]	4,144,547
Signet Jewelers	122,263	[b]	7,059,466

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Retailing - 2.9% (continued)
The Michaels Companies	223,591	[a]	4,563,492
Urban Outfitters	161,602	[a]	7,175,129
Williams-Sonoma	154,794	[b]	9,053,901
			104,609,144
Semiconductors & Semiconductor Equipment - 2.8%
Cirrus Logic	126,576	[a,b]	5,475,678
Cree	201,781	[a,b]	9,513,974
Cypress Semiconductor	720,041		12,823,930
First Solar	164,182	[a]	8,594,928
Integrated Device Technology	264,520	[a]	9,107,424
MKS Instruments	109,865		10,360,269
Monolithic Power Systems	77,985		10,347,050
Silicon Laboratories	86,864	[a]	8,273,796
Synaptics	68,562	[a,b]	3,435,642
Teradyne	388,850	[b]	16,817,762
Versum Materials	219,268		8,452,781
			103,203,234
Software & Services - 7.3%
ACI Worldwide	235,018	[a]	6,072,865
Acxiom	158,183	[a]	6,412,739
Blackbaud	97,533	[b]	9,734,769
Cars.com	144,414	[a,b]	4,097,025
CDK Global	251,750		15,721,787
CommVault Systems	84,930	[a]	5,511,957
Convergys	183,816		4,521,874
CoreLogic	164,155	[a]	7,994,349
Fair Isaac	59,775	[a]	12,042,271
Fortinet	290,513	[a]	18,276,173
j2 Global	99,017	[b]	8,400,602
Jack Henry & Associates	155,333		20,923,355
Leidos Holdings	286,699		19,615,946
LogMeIn	105,130		8,520,787
Manhattan Associates	135,274	[a]	6,509,385
MAXIMUS	130,266		8,442,539
Perspecta	284,698		6,177,947
PTC	231,571	[a]	21,283,691
Sabre	507,881		12,504,030
Science Applications International	84,838		7,157,782
Teradata	243,745	[a,b]	9,332,996
Tyler Technologies	71,520	[a,b]	16,091,285
Ultimate Software Group	58,441	[a,b]	16,181,728
WEX	80,513	[a]	15,282,978
			266,810,860

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Technology Hardware & Equipment - 5.9%
ARRIS International	350,949	[a]	8,864,972
Arrow Electronics	175,487	[a]	13,308,934
Avnet	241,560		10,592,406
Belden	85,013	[b]	5,504,592
Ciena	291,103	[a,b]	7,394,016
Cognex	347,617	[b]	18,347,225
Coherent	50,021	[a,b]	7,906,319
InterDigital	69,815		5,756,247
Jabil	351,887		9,912,657
Keysight Technologies	378,462	[a]	21,950,796
Littelfuse	50,170		10,877,859
Lumentum Holdings	126,408	[a,b]	6,604,818
National Instruments	215,056		9,421,603
NCR	238,364	[a,b]	6,655,123
NetScout Systems	161,500	[a,b]	4,328,200
Plantronics	66,940	[b]	4,596,100
SYNNEX	58,458		5,639,443
Tech Data	70,115	[a]	5,848,292
Trimble	500,741	[a]	17,676,157
VeriFone Systems	222,467	[a]	5,094,494
ViaSat	110,475	[a,b]	7,770,812
Vishay Intertechnology	263,426		6,585,650
Zebra Technologies, Cl. A	107,294	[a]	14,799,061
			215,435,776
Telecommunication Services - .1%
Telephone & Data Systems	184,858		4,667,665
Transportation - 2.3%
Avis Budget Group	144,434	[a]	5,033,525
Genesee & Wyoming, Cl. A	123,701	[a,b]	10,638,286
JetBlue Airways	639,991	[a]	11,519,838
Kirby	107,473	[a,b]	8,968,622
Knight-Swift Transportation Holdings	258,446		8,412,417
Landstar System	84,547		9,397,399
Old Dominion Freight Line	137,125		20,129,950
Ryder System	106,714		8,355,706
Werner Enterprises	88,944	[b]	3,313,164
			85,768,907
Utilities - 4.6%
ALLETE	102,593	[b]	7,954,035
Aqua America	357,475	[b]	13,205,126
Atmos Energy	223,192		20,504,649
Black Hills	106,917	[b]	6,411,812
Hawaiian Electric Industries	219,526	[b]	7,720,729
IDACORP	101,286	[b]	9,545,193

Description		Shares		Value ($)
Common Stocks - 98.9% (continued)
Utilities - 4.6% (continued)
MDU Resources Group		392,456		11,381,224
National Fuel Gas		172,696	[b]	9,273,775
New Jersey Resources		176,319	[b]	8,154,754
NorthWestern		98,606		5,850,294
OGE Energy		401,369		14,545,613
ONE Gas		105,439		8,123,021
PNM Resources		159,065		6,259,208
Southwest Gas Holdings		97,171		7,598,772
UGI		347,893		18,487,034
Vectren		166,947		11,931,702
				166,946,941
Total Common Stocks (cost $2,307,081,786)				3,605,662,338
		Principal
		Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills
1.89%, 9/6/18
(cost $2,021,170)		2,025,000	[d,e]	2,021,183
	7-Day
	Yield (%)
Other Investment - 1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $43,354,815)	1.89	43,354,815	[f]	43,354,815

Investment of Cash Collateral for Securities Loaned - 2.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $94,425,482)	1.87	94,425,482	[f]	94,425,482
Total Investments (cost $2,446,883,253)		102.7%		3,745,463,818
Liabilities, Less Cash and Receivables		(2.7%)		(99,839,433)
Net Assets		100.0%		3,645,624,385

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At July 31, 2018, the value of the fund’s securities on loan was $686,914,579 and the value of the collateral held by the fund was $701,450,543, consisting of cash collateral of $94,425,482 and U.S. Government & Agency securities valued at $607,025,061.
[c] Investment in real estate investment trust.
[d] Held by a counterparty for open exchange traded derivative contracts.
[e] Security is a discount security. Income is recognized through the accretion of discount.
[f] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	3,561,642,000	-	-	3,561,642,000
Equity Securities—
Foreign Common
Stocks†	44,020,338	-	-	44,020,338
Registered Investment
Companies	137,780,297	-	-	137,780,297
U.S. Treasury	-	2,021,183	-	2,021,183
Liabilities ($)
Other Financial
Instruments:
Futures††	(27,631)	-	-	(27,631)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus Midcap Index Fund, Inc.
July 31, 2018 (Unaudited)

	Number of	Notional		Unrealized
Description	Contracts Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Long
E-mini Standard & Poor's
Midcap	205 9/2018	40,740,631	40,713,000	(27,631)
Gross Unrealized Depreciation				(27,631)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2018, accumulated net unrealized appreciation on investments was $1,298,580,565, consisting of $1,426,160,262 gross unrealized appreciation and $127,579,697 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 17, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)